UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22048

Investment Company Act File Number

Emerging Markets Local Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Emerging Markets Local Income Portfolio

July 31, 2013

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 79.2%

Security	Principal Amount		Value
Albania — 0.3%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	1,500	$2,042,918

Total Albania			$2,042,918

Angola — 0.0%(2)
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	270	$289,238

Total Angola			$289,238

Australia — 1.6%
Australia Government Bond, 1.25%, 2/21/22(1)(3)	AUD	1,168	$1,073,011
Australia Government Bond, 5.75%, 7/15/22	AUD	9,216	9,597,668

Total Australia			$10,670,679

Bahrain — 0.3%
Kingdom of Bahrain, 6.125%, 8/1/23(4)(5)	USD	1,643	$1,658,943

Total Bahrain			$1,658,943

Bermuda — 0.3%
Government of Bermuda, 4.854%, 2/6/24(4)(5)	USD	1,265	$1,272,802
Government of Bermuda, 5.603%, 7/20/20(4)	USD	900	972,000

Total Bermuda			$2,244,802

Bosnia and Herzegovina — 0.4%
Bosnia & Herzegovina Government Bond, 2.50%, 8/31/14	BAM	17	$11,118
Bosnia & Herzegovina Government Bond, 2.50%, 9/30/14	BAM	86	58,005
Bosnia & Herzegovina Government Bond, 2.50%, 3/31/15	BAM	76	50,607
Bosnia & Herzegovina Government Bond, 2.50%, 3/31/15	BAM	120	77,529
Republic of Srpska, 1.50%, 6/30/23	BAM	325	144,757
Republic of Srpska, 1.50%, 10/30/23	BAM	194	85,232
Republic of Srpska, 1.50%, 12/15/23	BAM	48	20,684
Republic of Srpska, 1.50%, 5/31/25	BAM	5,337	2,056,873
Republic of Srpska, 1.50%, 6/9/25	BAM	534	208,712
Republic of Srpska, 1.50%, 12/24/25	BAM	480	181,908

Total Bosnia and Herzegovina			$2,895,425

Brazil — 4.4%
Brazil Letra do Tesouro Nacional, 0.00%, 1/1/15	BRL	15,471	$5,940,251
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/14	BRL	16,769	7,375,714
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/17	BRL	21,314	9,173,509
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	16,127	6,783,188
Republic of Brazil, 10.25%, 1/10/28	BRL	620	283,319

Total Brazil			$29,555,981

Chile — 0.2%
Government of Chile, 6.00%, 3/1/18	CLP	300,000	$606,242
Government of Chile, 6.00%, 1/1/20	CLP	465,000	944,963

Total Chile			$1,551,205

Colombia — 3.7%
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	$3,903,145
Republic of Colombia, 9.85%, 6/28/27	COP	8,093,000	5,693,184
Republic of Colombia, 12.00%, 10/22/15	COP	19,718,000	11,949,436
Titulos De Tesoreria B, 11.25%, 10/24/18	COP	5,461,000	3,480,225

Total Colombia			$25,025,990

Security	Principal Amount		Value
Costa Rica — 0.0%(2)
Titulo Propiedad UD, 1.00%, 1/12/22(3)	CRC	58,953	$102,842
Titulo Propiedad UD, 1.63%, 7/13/16(3)	CRC	6,623	12,862

Total Costa Rica			$115,704

Cyprus — 0.7%
Republic of Cyprus, 3.75%, 11/1/15(1)(4)	EUR	1,650	$1,607,894
Republic of Cyprus, 4.375%, 7/15/14(1)(4)	EUR	730	845,002
Republic of Cyprus, 4.625%, 2/3/20(1)(4)	EUR	2,565	2,192,433

Total Cyprus			$4,645,329

Georgia — 0.4%
Georgia Treasury Bond, 6.80%, 7/12/14	GEL	600	$367,496
Georgia Treasury Bond, 7.40%, 4/19/14	GEL	994	610,079
Georgia Treasury Bond, 8.90%, 1/12/14	GEL	850	522,419
Georgia Treasury Bond, 9.10%, 12/8/13	GEL	370	226,840
Georgia Treasury Bond, 12.00%, 6/15/14	GEL	450	287,472
Georgia Treasury Bond, 12.00%, 9/15/14	GEL	500	323,565

Total Georgia			$2,337,871

Ghana — 0.1%
Ghana Government Bond, 16.90%, 3/7/16	GHS	700	$318,017
Ghana Government Bond, 21.00%, 10/26/15	GHS	600	297,732
Ghana Government Bond, 26.00%, 6/5/17	GHS	529	297,740

Total Ghana			$913,489

Guatemala — 0.2%
Republic of Guatemala, 4.875%, 2/13/28(4)	USD	1,100	$1,031,250

Total Guatemala			$1,031,250

Hungary — 6.4%
Hungary Government Bond, 5.50%, 2/12/14	HUF	2,120,600	$9,500,844
Hungary Government Bond, 5.50%, 2/12/16	HUF	1,100,000	4,987,858
Hungary Government Bond, 6.00%, 11/24/23	HUF	195,000	844,795
Hungary Government Bond, 6.50%, 6/24/19	HUF	579,100	2,700,557
Hungary Government Bond, 6.75%, 2/24/17	HUF	1,554,520	7,263,423
Hungary Government Bond, 6.75%, 11/24/17	HUF	1,123,980	5,269,243
Hungary Government Bond, 7.00%, 6/24/22	HUF	435,000	2,020,954
Hungary Government Bond, 7.50%, 11/12/20	HUF	668,800	3,243,348
Hungary Government Bond, 8.00%, 2/12/15	HUF	455,000	2,135,816
National Bank of Hungary, 8.875%, 11/1/13	USD	710	720,195
Republic of Hungary, 3.50%, 7/18/16(1)	EUR	1,362	1,820,453
Republic of Hungary, 4.375%, 7/4/17	EUR	374	502,103
Republic of Hungary, 4.50%, 1/29/14	EUR	1,539	2,088,561

Total Hungary			$43,098,150

Indonesia — 8.0%
Indonesia Government Bond, 6.25%, 4/15/17	IDR	8,055,000	$762,327
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	2,761,039
Indonesia Government Bond, 7.375%, 9/15/16	IDR	49,083,000	4,796,528
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	472,565
Indonesia Government Bond, 8.25%, 6/15/32	IDR	30,296,000	2,962,538
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	1,395,080
Indonesia Government Bond, 9.00%, 9/15/18	IDR	13,080,000	1,355,853
Indonesia Government Bond, 9.50%, 6/15/15	IDR	33,485,000	3,407,403
Indonesia Government Bond, 9.50%, 7/15/23	IDR	35,245,000	3,804,419
Indonesia Government Bond, 9.50%, 7/15/31	IDR	118,958,000	12,936,068
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	614,099
Indonesia Government Bond, 10.00%, 7/15/17	IDR	10,200,000	1,090,686
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	2,462,126
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	957,300
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	2,562,402

Security	Principal Amount		Value
Indonesia Government Bond, 10.50%, 8/15/30	IDR	30,978,000	$3,632,059
Indonesia Government Bond, 10.50%, 7/15/38	IDR	10,900,000	1,279,974
Indonesia Government Bond, 11.00%, 11/15/20	IDR	14,560,000	1,680,280
Indonesia Government Bond, 11.00%, 9/15/25	IDR	16,440,000	1,961,697
Indonesia Government Bond, 11.50%, 9/15/19	IDR	25,200,000	2,913,321

Total Indonesia			$53,807,764

Jamaica — 0.1%
Jamaica Government International Bond, 8.00%, 6/24/19	USD	100	$99,000
Jamaica Government International Bond, 10.625%, 6/20/17	USD	480	528,720

Total Jamaica			$627,720

Jordan — 0.2%
Jordan Government Bond, 7.387%, 8/30/14	JOD	800	$1,153,709

Total Jordan			$1,153,709

Kenya — 0.3%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	172,850	$2,001,043

Total Kenya			$2,001,043

Lebanon — 0.1%
Lebanon Treasury Note, 8.38%, 8/28/14	LBP	326,560	$222,922
Lebanon Treasury Note, 9.00%, 7/17/14	LBP	595,920	407,765

Total Lebanon			$630,687

Malaysia — 4.5%
Malaysia Government Bond, 3.502%, 5/31/27	MYR	4,125	$1,185,944
Malaysia Government Bond, 3.741%, 2/27/15	MYR	14,876	4,622,635
Malaysia Government Bond, 3.814%, 2/15/17	MYR	7,003	2,175,472
Malaysia Government Bond, 3.892%, 3/15/27	MYR	7,541	2,237,838
Malaysia Government Bond, 4.012%, 9/15/17	MYR	10,786	3,353,189
Malaysia Government Bond, 4.16%, 7/15/21	MYR	26,063	8,054,463
Malaysia Government Bond, 4.24%, 2/7/18	MYR	15,775	4,946,002
Malaysia Government Bond, 4.378%, 11/29/19	MYR	3,750	1,180,278
Malaysia Government Bond, 4.392%, 4/15/26	MYR	4,047	1,279,300
Malaysia Government Bond, 4.498%, 4/15/30	MYR	3,480	1,124,516

Total Malaysia			$30,159,637

Mexico — 4.5%
Mexican Bonos, 7.25%, 12/15/16	MXN	20,800	$1,760,990
Mexican Bonos, 7.50%, 6/3/27	MXN	30,480	2,628,209
Mexican Bonos, 7.75%, 12/14/17	MXN	9,500	825,742
Mexican Bonos, 8.00%, 12/19/13	MXN	13,609	1,082,819
Mexican Bonos, 8.00%, 6/11/20	MXN	21,018	1,875,791
Mexican Bonos, 8.50%, 12/13/18	MXN	6,833	619,085
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	3,585,081
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	3,279,588
Mexican Bonos, 9.50%, 12/18/14	MXN	23,060	1,935,614
Mexican Bonos, 10.00%, 12/5/24	MXN	63,550	6,631,460
Mexican Bonos, 10.00%, 11/20/36	MXN	56,570	5,881,623

Total Mexico			$30,106,002

Mongolia — 0.1%
Mongolia Government International Bond, 4.125%, 1/5/18(4)	USD	550	$506,000

Total Mongolia			$506,000

New Zealand — 1.5%
New Zealand Government Bond, 2.00%, 9/20/25(3)	NZD	4,036	$3,150,642
New Zealand Government Bond, 5.00%, 3/15/19	NZD	1,570	1,332,079
New Zealand Government Bond, 5.50%, 4/15/23	NZD	4,960	4,358,418
New Zealand Government Bond, 6.00%, 12/15/17	NZD	1,570	1,378,162

Total New Zealand			$10,219,301

Security	Principal Amount		Value
Nigeria — 0.3%
Nigeria Treasury Bond, 16.00%, 6/29/19	NGN	251,000	$1,707,300

Total Nigeria			$1,707,300

Paraguay — 0.1%
Republic of Paraguay, 4.625%, 1/25/23(4)	USD	458	$428,230

Total Paraguay			$428,230

Peru — 1.9%
Republic of Peru, 6.90%, 8/12/37(4)	PEN	2,367	$914,207
Republic of Peru, 6.90%, 8/12/37	PEN	2,700	1,042,822
Republic of Peru, 6.90%, 8/12/37(1)	PEN	4,730	1,826,870
Republic of Peru, 6.95%, 8/12/31	PEN	2,000	771,602
Republic of Peru, 7.84%, 8/12/20	PEN	1,782	741,034
Republic of Peru, 7.84%, 8/12/20(1)	PEN	4,365	1,815,159
Republic of Peru, 8.20%, 8/12/26	PEN	5,775	2,598,234
Republic of Peru, 8.60%, 8/12/17	PEN	5,305	2,199,033
Republic of Peru, 9.91%, 5/5/15	PEN	1,760	694,054

Total Peru			$12,603,015

Philippines — 1.8%
Republic of the Philippines, 4.95%, 1/15/21	PHP	139,000	$3,416,309
Republic of the Philippines, 5.00%, 8/18/18	PHP	119,690	3,055,496
Republic of the Philippines, 6.25%, 1/27/14	PHP	57,700	1,359,718
Republic of the Philippines, 6.25%, 1/14/36	PHP	124,000	3,226,340
Republic of the Philippines, 9.125%, 9/4/16	PHP	29,510	819,881

Total Philippines			$11,877,744

Poland — 0.6%
Poland Government Bond, 5.25%, 10/25/17	PLN	3,575	$1,203,662
Poland Government Bond, 5.75%, 9/23/22	PLN	5,420	1,909,374
Poland Government Bond, 6.25%, 10/24/15	PLN	2,900	972,931

Total Poland			$4,085,967

Romania — 2.3%
Romania Government Bond, 4.875%, 11/7/19(1)	EUR	194	$272,231
Romania Government Bond, 5.75%, 1/27/16	RON	11,720	3,632,628
Romania Government Bond, 5.80%, 10/26/15	RON	12,560	3,894,803
Romania Government Bond, 5.85%, 7/28/14	RON	2,530	773,833
Romania Government Bond, 5.90%, 7/26/17	RON	18,420	5,797,705
Romania Government Bond, 6.00%, 4/30/15	RON	1,510	467,216
Romania Government Bond, 6.00%, 4/30/16	RON	2,300	718,009
Romania Government Bond, 11.00%, 3/5/14	RON	490	153,403

Total Romania			$15,709,828

Russia — 8.8%
Russia Foreign Bond, 7.85%, 3/10/18(4)	RUB	630,000	$20,150,099
Russia Foreign Bond, 7.85%, 3/10/18(1)	RUB	250,000	7,996,071
Russia Government Bond, 7.00%, 6/3/15	RUB	242,513	7,486,218
Russia Government Bond, 7.10%, 3/13/14	RUB	297,000	9,076,190
Russia Government Bond, 7.35%, 1/20/16	RUB	68,000	2,120,348
Russia Government Bond, 7.40%, 6/14/17	RUB	103,974	3,269,543
Russia Government Bond, 7.60%, 4/14/21	RUB	150,035	4,727,071
Russia Government Bond, 8.15%, 2/3/27	RUB	130,080	4,114,122

Total Russia			$58,939,662

Rwanda — 0.1%
Republic of Rwanda, 6.625%, 5/2/23(4)	USD	974	$871,730

Total Rwanda			$871,730

Serbia — 2.1%
Serbia Treasury Bill, 0.00%, 11/8/13	RSD	202,000	$2,301,026

Security	Principal Amount		Value
Serbia Treasury Bill, 0.00%, 12/12/13	RSD	673,400	$7,600,373
Serbia Treasury Bill, 0.00%, 1/30/14	RSD	76,900	856,221
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	23,880	262,773
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	46,780	539,002
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	109,590	1,261,696
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	96,150	1,088,306

Total Serbia			$13,909,397

Slovenia — 1.0%
Republic of Slovenia, 4.125%, 1/26/20	EUR	826	$997,443
Republic of Slovenia, 4.375%, 1/18/21(1)	EUR	1,602	1,921,444
Republic of Slovenia, 5.85%, 5/10/23(4)	USD	3,739	3,553,621

Total Slovenia			$6,472,508

South Africa — 6.6%
Republic of South Africa, 6.25%, 3/31/36	ZAR	64,175	$4,828,526
Republic of South Africa, 6.75%, 3/31/21	ZAR	45,745	4,427,164
Republic of South Africa, 7.00%, 2/28/31	ZAR	70,285	6,033,132
Republic of South Africa, 7.25%, 1/15/20	ZAR	32,400	3,261,432
Republic of South Africa, 7.50%, 1/15/14	ZAR	34,500	3,527,669
Republic of South Africa, 7.75%, 2/28/23	ZAR	41,488	4,188,650
Republic of South Africa, 8.25%, 9/15/17	ZAR	19,430	2,066,465
Republic of South Africa, 8.75%, 12/21/14	ZAR	29,990	3,172,888
Republic of South Africa, 10.50%, 12/21/26	ZAR	30,356	3,657,363
Republic of South Africa, 13.50%, 9/15/15	ZAR	81,005	9,386,645

Total South Africa			$44,549,934

Sri Lanka — 0.9%
Republic of Sri Lanka, 5.875%, 7/25/22(4)	USD	1,140	$1,105,800
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	390	394,875
Republic of Sri Lanka, 6.25%, 10/4/20(4)	USD	950	961,875
Sri Lanka Government Bond, 7.00%, 3/1/14	LKR	49,400	368,638
Sri Lanka Government Bond, 8.50%, 2/1/18	LKR	235,540	1,629,479
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	26,130	173,120
Sri Lanka Government Bond, 11.75%, 4/1/14	LKR	162,870	1,248,824

Total Sri Lanka			$5,882,611

Thailand — 4.0%
Kingdom of Thailand, 3.125%, 12/11/15	THB	120,041	$3,850,716
Kingdom of Thailand, 3.25%, 6/16/17	THB	134,760	4,306,818
Kingdom of Thailand, 3.85%, 12/12/25	THB	62,668	1,953,820
Kingdom of Thailand, 3.875%, 6/13/19	THB	44,600	1,446,404
Kingdom of Thailand, 4.50%, 4/9/24	THB	61,371	2,045,768
Kingdom of Thailand, 4.75%, 12/20/24	THB	30,000	1,020,151
Kingdom of Thailand, 5.25%, 5/12/14	THB	275,409	8,980,023
Kingdom of Thailand, 5.67%, 3/13/28	THB	92,500	3,408,935

Total Thailand			$27,012,635

Turkey — 10.2%
Turkey Government Bond, 0.00%, 9/11/13	TRY	7,970	$4,089,202
Turkey Government Bond, 0.00%, 4/9/14	TRY	1,374	670,167
Turkey Government Bond, 4.00%, 4/1/20(3)	TRY	11,621	6,389,897
Turkey Government Bond, 8.00%, 10/9/13	TRY	15,615	8,091,618
Turkey Government Bond, 9.00%, 1/27/16	TRY	5,100	2,656,758
Turkey Government Bond, 9.00%, 3/8/17	TRY	13,255	6,863,885
Turkey Government Bond, 9.50%, 1/12/22	TRY	6,899	3,608,350
Turkey Government Bond, 10.00%, 6/17/15	TRY	23,800	12,527,286
Turkey Government Bond, 10.50%, 1/15/20	TRY	23,798	13,147,133
Turkey Government Bond, 11.00%, 8/6/14	TRY	17,891	9,430,908
Turkey Government Bond, 16.00%, 8/28/13	TRY	1,330	693,184

Total Turkey			$68,168,388

Security	Principal Amount		Value
Uruguay — 0.2%
Monetary Regulation Bill, 0.00%, 2/27/14(3)	UYU	2,095	$97,520
Monetary Regulation Bill, 0.00%, 3/26/15(3)	UYU	5,784	263,276
Monetary Regulation Bill, 0.00%, 7/2/15(3)	UYU	19,718	890,602
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	8,206	387,775

Total Uruguay			$1,639,173

Total Foreign Government Bonds (identified cost $581,462,754)			$531,146,959

Common Stocks — 0.5%

Security	Shares		Value
France — 0.1%
Sanofi		1,791	$187,489
Total SA		4,870	259,514

Total France			$447,003

Germany — 0.3%
Deutsche EuroShop AG		15,207	$641,106
Deutsche Wohnen AG		37,261	656,759
GSW Immobilien AG		14,281	579,177

Total Germany			$1,877,042

Luxembourg — 0.1%
GAGFAH SA(6)		55,977	$645,609

Total Luxembourg			$645,609

Total Common Stocks (identified cost $2,536,596)			$2,969,654

Precious Metals — 1.0%

Description	Troy Ounces		Value
Platinum(6)		4,784	$6,873,905

Total Precious Metals (identified cost $8,395,923)			$6,873,905

Currency Call Options Purchased — 0.0%(2)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Colombian Peso	Citibank NA	COP	3,390,172	COP	1,757.00	2/18/14	$4,189
Colombian Peso	Citibank NA	COP	3,260,210	COP	1,757.00	2/18/14	4,028
Colombian Peso	Citibank NA	COP	2,931,987	COP	1,757.00	2/18/14	3,623
Colombian Peso	Citibank NA	COP	2,184,500	COP	1,757.00	2/18/14	2,699
Colombian Peso	Citibank NA	COP	1,346,297	COP	1,757.00	2/18/14	1,663

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Colombian Peso	JPMorgan Chase Bank	COP	1,292,350	COP	1,757.00	2/18/14	$1,597
Colombian Peso	JPMorgan Chase Bank	COP	1,105,529	COP	1,757.00	2/18/14	1,366
Colombian Peso	JPMorgan Chase Bank	COP	797,200	COP	1,757.00	2/18/14	985
Indian Rupee	Australia and New Zealand Banking Group Limited	INR	153,000	INR	54.00	8/12/13	60
Indian Rupee	Australia and New Zealand Banking Group Limited	INR	123,000	INR	54.00	8/12/13	49
Indian Rupee	Bank of America	INR	155,000	INR	54.00	8/12/13	61
Indian Rupee	Bank of America	INR	173,000	INR	55.00	8/16/13	356
Indian Rupee	Barclays Bank PLC	INR	153,000	INR	54.00	8/12/13	60
Indian Rupee	Deutsche Bank	INR	150,000	INR	54.00	8/12/13	59
Indian Rupee	Deutsche Bank	INR	140,619	INR	57.00	6/16/14	14,652
Indian Rupee	Goldman Sachs International	INR	100,000	INR	54.00	8/12/13	39
Indian Rupee	Goldman Sachs International	INR	110,000	INR	55.00	8/19/13	233
Indian Rupee	Goldman Sachs International	INR	141,646	INR	56.50	6/9/14	12,247
Indian Rupee	Goldman Sachs International	INR	182,074	INR	59.00	7/1/14	35,955
Indian Rupee	JPMorgan Chase Bank	INR	108,000	INR	54.00	8/12/13	43
Indian Rupee	JPMorgan Chase Bank	INR	105,000	INR	54.00	8/12/13	41
Indian Rupee	JPMorgan Chase Bank	INR	141,024	INR	56.50	6/9/14	12,193
Indian Rupee	JPMorgan Chase Bank	INR	124,602	INR	57.00	6/16/14	12,983
Indian Rupee	JPMorgan Chase Bank	INR	211,188	INR	58.00	6/19/14	30,418
Indian Rupee	JPMorgan Chase Bank	INR	173,401	INR	59.00	7/1/14	34,242

Total Currency Call Options Purchased (identified cost $765,164)							$173,841

Currency Put Options Purchased — 0.0%(2)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
British Pound Sterling	Bank of America	GBP	9,107	GBP	1.35	3/13/14	$45,843
British Pound Sterling	Citibank NA	GBP	6,711	GBP	1.40	3/13/14	64,695
British Pound Sterling	Morgan Stanley & Co. International PLC	GBP	4,336	GBP	1.35	3/13/14	21,827

Total Currency Put Options Purchased (identified cost $354,260)							$132,365

Put Options Purchased — 0.0%(2)

Description	Counterparty	Number of Contracts		Strike Price		Expiration Date	Value
Brent Crude Oil Future 9/2013	Not Applicable	USD	83	USD	95.00	8/12/13	$3,320

Total Put Options Purchased (identified cost $587,640)							$3,320

Short-Term Investments — 20.5%

Foreign Government Securities — 8.9%

Security	Principal Amount (000’s omitted)		Value
Bosnia and Herzegovina — 0.0%(2)
Bosnia & Herzegovina Government Bond, 2.50%, 8/31/13	BAM	6	$4,277

Total Bosnia and Herzegovina			$4,277

Kenya — 1.3%
Kenya Treasury Bill, 0.00%, 4/14/14	KES	81,700	$885,205
Kenya Treasury Bill, 0.00%, 4/21/14	KES	319,800	3,457,015
Kenya Treasury Bill, 0.00%, 6/9/14	KES	210,000	2,231,441
Kenya Treasury Bill, 0.00%, 6/16/14	KES	177,000	1,875,899

Total Kenya			$8,449,560

Lebanon — 0.4%
Lebanon Treasury Bill, 0.00%, 10/10/13	LBP	355,850	$233,514
Lebanon Treasury Bill, 0.00%, 11/7/13	LBP	207,340	135,551
Lebanon Treasury Bill, 0.00%, 11/21/13	LBP	625,790	408,352
Lebanon Treasury Bill, 0.00%, 12/5/13	LBP	598,080	389,537
Lebanon Treasury Bill, 0.00%, 1/2/14	LBP	531,550	344,903
Lebanon Treasury Bill, 0.00%, 1/16/14	LBP	1,117,670	723,403
Lebanon Treasury Bill, 0.00%, 4/17/14	LBP	351,630	224,548
Lebanon Treasury Bill, 0.00%, 7/10/14	LBP	260,830	164,522
Lebanon Treasury Bill, 0.00%, 7/24/14	LBP	355,260	223,626

Total Lebanon			$2,847,956

Nigeria — 3.0%
Nigeria Treasury Bill, 0.00%, 9/5/13	NGN	1,633,000	$10,059,473
Nigeria Treasury Bill, 0.00%, 10/10/13	NGN	238,987	1,452,978
Nigeria Treasury Bill, 0.00%, 11/28/13	NGN	53,371	318,135
Nigeria Treasury Bill, 0.00%, 12/12/13	NGN	136,728	810,884

Security	Principal Amount (000’s omitted)		Value
Nigeria Treasury Bill, 0.00%, 1/9/14	NGN	405,000	$2,379,454
Nigeria Treasury Bill, 0.00%, 3/6/14	NGN	479,183	2,758,926
Nigeria Treasury Bill, 0.00%, 6/5/14	NGN	441,988	2,462,062

Total Nigeria			$20,241,912

Philippines — 0.5%
Philippine Treasury Bill, 0.00%, 8/7/13	PHP	22,810	$525,125
Philippine Treasury Bill, 0.00%, 9/4/13	PHP	20,500	471,578
Philippine Treasury Bill, 0.00%, 10/2/13	PHP	29,080	668,431
Philippine Treasury Bill, 0.00%, 11/6/13	PHP	41,990	964,323
Philippine Treasury Bill, 0.00%, 1/2/14	PHP	43,420	996,172

Total Philippines			$3,625,629

Romania — 0.3%
Romania Treasury Bill, 0.00%, 1/15/14	RON	6,900	$2,038,407

Total Romania			$2,038,407

Serbia — 0.8%
Serbia Treasury Bill, 0.00%, 10/31/13	RSD	44,700	$510,279
Serbia Treasury Bill, 0.00%, 2/20/14	RSD	129,310	1,431,232
Serbia Treasury Bill, 0.00%, 4/3/14	RSD	121,360	1,327,628
Serbia Treasury Bill, 0.00%, 5/29/14	RSD	168,680	1,816,353

Total Serbia			$5,085,492

Singapore — 0.0%(2)
Monetary Authority of Singapore Bill, 0.00%, 9/20/13	SGD	400	$314,664

Total Singapore			$314,664

Sri Lanka — 2.3%
Sri Lanka Treasury Bill, 0.00%, 8/30/13	LKR	586,380	$4,428,666
Sri Lanka Treasury Bill, 0.00%, 10/4/13	LKR	57,530	430,923
Sri Lanka Treasury Bill, 0.00%, 11/1/13	LKR	185,450	1,380,010
Sri Lanka Treasury Bill, 0.00%, 12/20/13	LKR	240,170	1,763,453
Sri Lanka Treasury Bill, 0.00%, 2/28/14	LKR	623,900	4,487,949
Sri Lanka Treasury Bill, 0.00%, 3/7/14	LKR	169,860	1,219,461
Sri Lanka Treasury Bill, 0.00%, 3/28/14	LKR	151,860	1,083,758
Sri Lanka Treasury Bill, 0.00%, 4/11/14	LKR	52,140	370,606

Total Sri Lanka			$15,164,826

Uruguay — 0.2%
Monetary Regulation Bill, 0.00%, 4/16/14(3)	UYU	17,625	$818,715
Monetary Regulation Bill, 0.00%, 5/16/14(3)	UYU	11,512	534,020

Total Uruguay			$1,352,735

Zambia — 0.1%
Zambia Treasury Bill, 0.00%, 7/28/14	ZMW	1,975	$319,247

Total Zambia			$319,247

Total Foreign Government Securities (identified cost $60,631,135)			$59,444,705

U.S. Treasury Obligations — 2.7%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 9/19/13(7)		$17,904	$17,903,391

Total U.S. Treasury Obligations (identified cost $17,902,855)			$17,903,391

Repurchase Agreements — 5.4%

Description	Principal Amount (000’s omitted)		Value
Bank of America:
Dated 6/11/13 with a maturity date of 8/13/13, an interest rate of 0.09% payable by the Portfolio and repurchase proceeds of EUR 6,069,027, collateralized by EUR 5,450,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $8,126,390.	EUR	6,070	$8,075,140
Dated 6/19/13 with a maturity date of 8/23/13, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of EUR 1,094,928, collateralized by EUR 900,000 European Investment Bank 4.625%, due 4/15/20 and a market value, including accrued interest, of $1,448,899	EUR	1,096	1,457,731
Dated 6/19/13 with a maturity date of 8/23/13, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of EUR 1,154,309, collateralized by EUR 980,000 European Investment Bank 4.25%, due 4/15/19 and a market value, including accrued interest, of $1,529,932.	EUR	1,155	1,536,787
Dated 6/19/13 with a maturity date of 8/23/13, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of EUR 811,391, collateralized by EUR 700,000 European Investment Bank 3.625%, due 1/15/21 and a market value, including accrued interest, of $1,072,200	EUR	812	1,080,244
Dated 7/24/13 with a maturity date of 8/28/13, an interest rate of 0.35% payable by the Portfolio and repurchase proceeds of USD 727,963, collateralized by USD 730,000 Dominican Republic International Bond 5.875%, due 4/18/24 and a market value, including accrued interest, of $722,196.	USD	728	728,175
Barclays Bank PLC:
Dated 6/18/13 with a maturity date of 8/21/13, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of EUR 2,611,022, collateralized by EUR 2,225,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $3,452,236.	EUR	2,611	3,474,161
Dated 7/10/13 with a maturity date of 8/15/13, an interest rate of 0.10% and repurchase proceeds of USD 504,393, collateralized by USD 440,000 Qatar Government International Bond 5.25%, due 1/20/24 and a market value, including accrued interest, of $492,406.	USD	504	504,350
Dated 7/10/13 with a maturity date of 8/15/13, an interest rate of 0.10% and repurchase proceeds of USD 676,258, collateralized by USD 560,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $679,212.	USD	676	676,200
Dated 7/10/13 with a maturity date of 8/15/13, an interest rate of 0.20% and repurchase proceeds of USD 1,257,304 collateralized by USD 1,273,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $1,252,212.	USD	1,257	1,257,087
Dated 7/12/13 with a maturity date of 8/19/13, an interest rate of 0.35% payable by the Portfolio and repurchase proceeds of USD 832,233, collateralized by USD 720,000 Dominican Republic International Bond 8.625%, due 4/20/27 and a market value, including accrued interest, of $811,898.	USD	833	832,500
Dated 7/24/13 with a maturity date of 8/29/13, an interest rate of 0.15% payable by the Portfolio and repurchase proceeds of USD 403,429, collateralized by USD 405,000 Dominican Republic International Bond 5.875%, due 4/18/24 and a market value, including accrued interest, of $400,670.	USD	403	403,481

Description	Principal Amount (000’s omitted)		Value
Citibank NA:
Dated 7/24/13 with a maturity date of 8/29/13, an interest rate of 0.16% payable by the Portfolio and repurchase proceeds of EUR 5,346,863, collateralized by EUR 4,610,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $7,152,724.	EUR	5,348	$7,114,179
Nomura International PLC:
Dated 6/6/13 with a maturity date of 8/12/13, an interest rate of 0.00% and repurchase proceeds of EUR 3,679,047, collateralized by EUR 3,150,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $4,856,300.	EUR	3,679	4,894,419
Dated 6/25/13 with a maturity date of 8/27/13, an interest rate of 0.04% payable by the Portfolio and repurchase proceeds of EUR 1,497,910, collateralized by EUR 1,500,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $2,004,293.	EUR	1,498	1,992,877
Dated 7/3/13 with a maturity date of 9/6/13, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of EUR 954,486, collateralized by EUR 820,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $1,278,804.	EUR	955	1,270,012
Dated 7/11/13 with a maturity date of 8/15/13, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 852,425, collateralized by USD 703,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $852,653.	USD	853	852,780
Dated 7/31/13 with a maturity date of 9/4/13, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 360,438, collateralized by USD 340,000 Qatar Government International Bond 4.50%, due 1/20/22 and a market value, including accrued interest, of $360,868.	USD	361	360,589

Total Repurchase Agreements (identified cost $36,397,784)			$36,510,712

Other — 3.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(8)	$23,421	$23,420,511

Total Other (identified cost $23,420,511)		$23,420,511

Total Short-Term Investments (identified cost $138,352,285)		$137,279,319

Total Investments — 101.2% (identified cost $732,454,622)		$678,579,363

Currency Call Options Written — 0.0%(2)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Bank of America	INR	208,818	INR	54.00	8/12/13	$(82)
Indian Rupee	Citibank NA	INR	198,558	INR	54.00	8/12/13	(78)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Deutsche Bank	INR	106,752	INR	54.00	8/12/13	$(42)
Indian Rupee	Goldman Sachs International	INR	173,000	INR	55.00	8/16/13	(356)
Indian Rupee	HSBC Bank USA	INR	216,702	INR	54.00	8/12/13	(86)
Indian Rupee	JPMorgan Chase Bank	INR	110,000	INR	55.00	8/19/13	(233)
Indian Rupee	Nomura International PLC	INR	216,702	INR	54.00	8/12/13	(86)
Indian Rupee	Standard Chartered Bank	INR	99,468	INR	54.00	8/12/13	(39)

Total Currency Call Options Written (premiums received $965,937)							$(1,002)

Currency Put Options Written — (0.1)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Deutsche Bank	INR	135,206	INR	67.00	6/16/14	$(79,632)
Indian Rupee	Goldman Sachs International	INR	128,960	INR	65.00	6/9/14	(97,744)
Indian Rupee	Goldman Sachs International	INR	222,192	INR	72.00	7/1/14	(73,870)
Indian Rupee	JPMorgan Chase Bank	INR	131,235	INR	65.00	6/9/14	(99,468)
Indian Rupee	JPMorgan Chase Bank	INR	114,168	INR	67.00	6/16/14	(67,242)
Indian Rupee	JPMorgan Chase Bank	INR	254,882	INR	70.00	6/19/14	(103,260)
Indian Rupee	JPMorgan Chase Bank	INR	211,608	INR	72.00	7/1/14	(70,351)

Total Currency Put Options Written (premiums received $324,746)							$(591,567)

Other Assets, Less Liabilities — (1.1)%							$(7,514,557)

Net Assets — 100.0%							$670,472,237

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	-	Australian Dollar

BAM	-	Bosnia - Herzegovina Convertible Mark

BRL	-	Brazilian Real

CLP	-	Chilean Peso

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

GHS	-	Ghanaian Cedi

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

JOD	-	Jordanian Dinar

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

NZD	-	New Zealand Dollar

PEN	-	Peruvian New Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	New Turkish Lira

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

ZMW	-	Zambian Kwacha

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2013, the aggregate value of these securities is $24,097,599 or 3.6% of the Portfolio’s net assets.

(2)	Amount is less than 0.05%.

(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2013, the aggregate value of these securities is $38,071,886 or 5.7% of the Portfolio’s net assets.

(5)	When-issued security.

(6)	Non-income producing.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2013 was $24,719.

Securities Sold Short — (5.4)%

Foreign Government Bonds — (5.4)%

Security	Principal Amount (000’s omitted)		Value
Belgium — (0.7)%
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(3,150)	$(4,724,124)

Total Belgium			$(4,724,124)

Dominican Republic — (0.3)%
Dominican Republic International Bond, 5.875%, 4/18/24	USD	(405)	$(393,863)
Dominican Republic International Bond, 5.875%, 4/18/24	USD	(730)	(709,925)
Dominican Republic International Bond, 8.625%, 4/20/27	USD	(720)	(810,000)

Total Dominican Republic			$(1,913,788)

France — (2.9)%
Government of France, 3.75%, 4/25/17	EUR	(5,450)	$(8,053,389)
Government of France, 3.75%, 10/25/19	EUR	(820)	(1,247,422)
Government of France, 4.00%, 10/25/38	EUR	(6,835)	(10,325,944)

Total France			$(19,626,755)

Germany — (0.3)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(1,500)	$(2,001,122)

Total Germany			$(2,001,122)

Qatar — (0.6)%
Qatar Government International Bond, 4.50%, 1/20/22	USD	(340)	$(360,400)
Qatar Government International Bond, 5.25%, 1/20/20	USD	(440)	(491,700)
Qatar Government International Bond, 6.55%, 4/9/19	USD	(1,263)	(1,506,128)
SoQ Sukuk A Q.S.C., 3.241%, 1/18/23	USD	(1,273)	(1,250,722)

Total Qatar			$(3,608,950)

Supranational — (0.6)%
European Investment Bank, 3.625%, 1/15/21	EUR	(700)	$(1,053,888)
European Investment Bank, 4.25%, 4/15/19	EUR	(980)	(1,513,537)
European Investment Bank, 4.625%, 4/15/20	EUR	(900)	(1,432,514)

Total Supranational			$(3,999,939)

Total Foreign Government Bonds (proceeds $34,624,492)			$(35,874,678)

Total Securities Sold Short (proceeds $34,624,492)			$(35,874,678)

EUR	-	Euro

USD	-	United States Dollar

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EMLIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2013 were $30,285,293 or 4.5% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
8/5/13	Euro 2,400,000	United States Dollar 3,192,720	Goldman Sachs International	$(151)
8/5/13	Euro 2,360,000	United States Dollar 3,067,646	Goldman Sachs International	(72,010)
8/5/13	Swiss Franc 2,960,918	Euro 2,400,000	Standard Chartered Bank	(6,565)
8/7/13	New Taiwan Dollar 129,278,000	United States Dollar 4,384,088	Credit Suisse International	73,746
8/7/13	South African Rand 33,735,000	United States Dollar 3,326,421	State Street Bank and Trust Co.	(90,666)
8/12/13	British Pound Sterling 2,729,000	United States Dollar 4,216,196	Goldman Sachs International	65,002
8/12/13	British Pound Sterling 1,182,000	United States Dollar 1,856,006	Goldman Sachs International	58,017
8/12/13	British Pound Sterling 827,800	United States Dollar 1,287,320	Goldman Sachs International	28,120
8/12/13	British Pound Sterling 1,018,616	United States Dollar 1,574,989	Goldman Sachs International	25,531
8/12/13	British Pound Sterling 823,000	United States Dollar 1,270,830	Goldman Sachs International	18,931
8/13/13	Swedish Krona 24,913,400	Euro 2,858,025	Standard Chartered Bank	(18,911)
8/15/13	Malaysian Ringgit 7,056,500	United States Dollar 2,178,201	JPMorgan Chase Bank	4,996
8/15/13	Malaysian Ringgit 7,056,500	United States Dollar 2,179,075	Standard Chartered Bank	5,870
8/20/13	Colombian Peso 4,821,744,000	United States Dollar 2,520,738	BNP Paribas	(19,152)
8/20/13	Malaysian Ringgit 6,500,000	United States Dollar 2,020,516	Goldman Sachs International	19,419
8/21/13	Chilean Peso 265,070,000	United States Dollar 547,213	JPMorgan Chase Bank	32,818
8/21/13	Chilean Peso 294,858,000	United States Dollar 580,658	JPMorgan Chase Bank	8,457
8/21/13	Chilean Peso 679,285,000	United States Dollar 1,394,120	Standard Chartered Bank	75,900
8/28/13	New Turkish Lira 1,330,000	United States Dollar 673,759	Standard Chartered Bank	(9,848)
8/30/13	Singapore Dollar 1,283,000	Euro 768,263	Goldman Sachs International	12,572
9/5/13	Malaysian Ringgit 8,494,000	United States Dollar 2,610,326	Deutsche Bank	(1,697)
9/5/13	Malaysian Ringgit 9,910,000	United States Dollar 3,044,547	Goldman Sachs International	(2,915)
9/5/13	Malaysian Ringgit 9,202,000	United States Dollar 2,827,035	HSBC Bank USA	(2,707)
9/5/13	Russian Ruble 210,757,892	United States Dollar 6,389,991	Bank of America	33,154
9/5/13	Russian Ruble 61,898,343	United States Dollar 1,878,981	Citibank NA	12,016
9/5/13	Russian Ruble 72,716,665	United States Dollar 2,208,052	Standard Chartered Bank	14,786
9/10/13	Euro 7,226,688	United States Dollar 9,477,621	Bank of America	(137,658)

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
9/10/13	Russian Ruble 160,409,595	United States Dollar 4,910,748	Bank of America	$76,340
9/10/13	Russian Ruble 78,318,804	United States Dollar 2,398,371	BNP Paribas	38,007
9/10/13	Russian Ruble 421,827,141	United States Dollar 12,917,887	Standard Chartered Bank	204,902
9/11/13	New Turkish Lira 5,918,281	United States Dollar 2,984,810	Standard Chartered Bank	(49,166)
9/11/13	South African Rand 33,735,000	United States Dollar 3,328,400	Standard Chartered Bank	(71,855)
9/13/13	Serbian Dinar 172,599,225	Euro 1,497,041	Deutsche Bank	(6,160)
9/16/13	Russian Ruble 31,308,000	United States Dollar 968,778	JPMorgan Chase Bank	26,117
9/17/13	Hungarian Forint 230,818,952	United States Dollar 1,033,996	Bank of America	12,303
9/17/13	Japanese Yen 771,330,000	United States Dollar 7,770,021	Bank of America	(109,783)
9/17/13	Japanese Yen 965,175,000	United States Dollar 9,724,685	Goldman Sachs International	(135,414)
9/23/13	Euro 8,429,378	United States Dollar 11,304,723	State Street Bank and Trust Co.	88,708
9/25/13	New Taiwan Dollar 31,150,000	United States Dollar 1,034,884	Goldman Sachs International	(2,913)
9/25/13	New Taiwan Dollar 31,150,000	United States Dollar 1,032,825	Standard Chartered Bank	(4,972)
9/30/13	New Zealand Dollar 4,041,124	United States Dollar 3,136,923	Goldman Sachs International	(77,097)
9/30/13	New Zealand Dollar 10,160,000	United States Dollar 7,885,582	Wells Fargo Bank NA	(194,951)
9/30/13	Romanian Leu 2,799,000	Euro 627,578	Citibank NA	(3,428)
10/2/13	Australian Dollar 1,247,000	United States Dollar 1,142,402	Goldman Sachs International	26,125
10/2/13	Australian Dollar 782,000	United States Dollar 712,793	Goldman Sachs International	12,770
10/2/13	Australian Dollar 8,415,244	United States Dollar 7,673,314	JPMorgan Chase Bank	140,242
10/2/13	Australian Dollar 8,400,000	United States Dollar 7,659,372	Standard Chartered Bank	139,946
10/15/13	Hungarian Forint 80,313,000	Euro 272,414	Bank of America	7,864
10/15/13	Hungarian Forint 1,689,403,916	Euro 5,731,845	Credit Suisse International	167,493
10/15/13	Hungarian Forint 1,108,180,000	Euro 3,758,836	JPMorgan Chase Bank	108,511
10/15/13	Hungarian Forint 350,504,410	Euro 1,189,481	Standard Chartered Bank	35,126
10/15/13	New Taiwan Dollar 20,443,000	United States Dollar 684,216	Goldman Sachs International	2,923
10/30/13	Euro 23,274,094	United States Dollar 30,901,481	Australia and New Zealand Banking Group Limited	(71,080)
10/30/13	Euro 17,610,288	United States Dollar 23,383,645	Bank of America	(51,669)
11/1/13	Japanese Yen 166,647,000	United States Dollar 1,698,192	Standard Chartered Bank	(4,677)

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
11/5/13	Swiss Franc 2,960,880	United States Dollar 3,200,778	Goldman Sachs International	$(1,246)
3/21/14	Croatian Kuna 2,148,000	Euro 278,889	Citibank NA	(6,689)
3/21/14	Croatian Kuna 3,639,000	Euro 475,034	Citibank NA	(7,923)
3/21/14	Croatian Kuna 2,862,000	Euro 374,362	Deutsche Bank	(5,222)
4/2/14	Croatian Kuna 3,078,000	Euro 401,644	Citibank NA	(6,764)
4/2/14	Croatian Kuna 3,233,000	Euro 421,526	Citibank NA	(7,562)
4/2/14	Croatian Kuna 3,734,000	Euro 486,975	Citibank NA	(8,565)
4/3/14	Croatian Kuna 1,906,000	Euro 247,661	Citibank NA	(5,580)
4/3/14	Croatian Kuna 3,629,000	Euro 471,238	Citibank NA	(11,031)

				$370,685

Purchases

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
8/5/13	Swiss Franc 2,960,880	United States Dollar 3,198,185	Goldman Sachs International	$1,210
8/7/13	South African Rand 33,735,000	United States Dollar 3,345,067	Standard Chartered Bank	72,020
8/8/13	Indian Rupee 84,102,000	United States Dollar 1,392,763	JPMorgan Chase Bank	(11,409)
8/8/13	Zambian Kwacha 1,590,000	United States Dollar 290,220	Standard Chartered Bank	(509)
8/13/13	Swedish Krona 24,913,400	Euro 2,906,064	Deutsche Bank	(45,001)
8/20/13	Colombian Peso 1,886,161,000	United States Dollar 1,014,747	Citibank NA	(21,197)
8/20/13	Colombian Peso 2,935,583,000	United States Dollar 1,579,332	Morgan Stanley & Co. International PLC	(32,991)
8/20/13	Malaysian Ringgit 6,866,000	United States Dollar 2,274,715	Citibank NA	(160,941)
8/26/13	Malaysian Ringgit 153,098,000	United States Dollar 48,065,428	BNP Paribas	(952,915)
8/30/13	Singapore Dollar 1,039,000	Euro 637,111	Citibank NA	(30,078)
8/30/13	Singapore Dollar 1,369,000	Euro 838,784	Deutsche Bank	(38,725)
8/30/13	Singapore Dollar 1,505,000	Euro 922,453	Standard Chartered Bank	(43,027)
9/3/13	Philippine Peso 28,468,047	United States Dollar 658,114	Goldman Sachs International	(1,336)
9/3/13	Philippine Peso 14,465,078	United States Dollar 334,399	JPMorgan Chase Bank	(679)
9/3/13	Singapore Dollar 3,508,000	United States Dollar 2,766,605	Goldman Sachs International	(6,183)

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
9/5/13	Philippine Peso 56,369,000	United States Dollar 1,297,091	Bank of America	$3,424
9/5/13	Philippine Peso 46,784,000	United States Dollar 1,076,658	Goldman Sachs International	2,718
9/5/13	Philippine Peso 49,247,000	United States Dollar 1,132,948	JPMorgan Chase Bank	3,252
9/9/13	Norwegian Krone 8,255,000	Euro 1,034,630	Goldman Sachs International	22,301
9/10/13	Euro 15,081,551	United States Dollar 20,001,181	Goldman Sachs International	65,179
9/11/13	South African Rand 198,756,989	United States Dollar 19,619,662	Bank of America	413,668
9/13/13	Serbian Dinar 234,007,000	Euro 2,026,386	Citibank NA	12,711
9/16/13	Russian Ruble 33,574,000	United States Dollar 1,018,610	Citibank NA	(7,721)
9/16/13	Russian Ruble 264,394,000	United States Dollar 8,126,199	Deutsche Bank	(165,488)
9/16/13	Russian Ruble 31,308,000	United States Dollar 978,681	HSBC Bank USA	(36,020)
9/18/13	Indian Rupee 128,969,000	United States Dollar 2,145,104	Standard Chartered Bank	(46,255)
9/18/13	Israeli Shekel 3,030,000	Euro 643,804	Citibank NA	(7,410)
9/18/13	Polish Zloty 5,556,000	Euro 1,301,080	Standard Chartered Bank	2,154
9/20/13	Norwegian Krone 44,765,882	Euro 5,640,791	Citibank NA	77,421
9/20/13	Swedish Krona 49,826,800	Euro 5,710,350	Standard Chartered Bank	38,022
9/23/13	Indian Rupee 92,954,000	United States Dollar 1,533,894	Goldman Sachs International	(22,980)
9/23/13	Mexican Peso 629,726,380	United States Dollar 49,879,317	Nomura International PLC	(818,717)
9/24/13	Polish Zloty 45,289,232	Euro 10,404,142	Bank of America	280,268
9/24/13	Polish Zloty 158,052,909	United States Dollar 47,839,733	Bank of America	1,450,745
9/24/13	Singapore Dollar 9,540,000	United States Dollar 7,520,101	JPMorgan Chase Bank	(13,051)
9/25/13	Israeli Shekel 3,055,000	United States Dollar 853,328	Citibank NA	2,760
9/26/13	Colombian Peso 1,543,700,000	United States Dollar 810,107	Standard Chartered Bank	(363)
9/30/13	Romanian Leu 8,153,755	Euro 1,813,759	JPMorgan Chase Bank	29,195
10/1/13	Philippine Peso 14,234,835	United States Dollar 328,924	Goldman Sachs International	(364)
10/1/13	Philippine Peso 28,763,040	United States Dollar 664,319	JPMorgan Chase Bank	(429)
10/10/13	Philippine Peso 9,356,000	United States Dollar 213,949	Bank of America	1,987
10/10/13	Philippine Peso 8,144,000	United States Dollar 186,276	Goldman Sachs International	1,687
10/15/13	Kenyan Shilling 200,000,000	United States Dollar 2,271,437	Standard Chartered Bank	(9,563)

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
10/15/13	Thai Baht 633,987,000	United States Dollar 20,190,669	Deutsche Bank	$(19,253)
10/17/13	Malaysian Ringgit 850,000	United States Dollar 265,434	Deutsche Bank	(4,690)
10/24/13	Indian Rupee 7,563,000	United States Dollar 124,755	Bank of America	(2,854)
10/24/13	Indian Rupee 6,970,000	United States Dollar 114,973	JPMorgan Chase Bank	(2,630)
10/30/13	Euro 9,448,744	United States Dollar 12,550,956	Goldman Sachs International	23,188
10/31/13	Indian Rupee 70,327,000	United States Dollar 1,160,569	BNP Paribas	(29,298)
10/31/13	Indian Rupee 71,768,000	United States Dollar 1,184,349	Goldman Sachs International	(29,898)
11/4/13	Brazilian Real 5,542,000	United States Dollar 2,405,278	Citibank NA	(23,824)
11/29/13	Kenyan Shilling 200,000,000	United States Dollar 2,305,476	Standard Chartered Bank	(56,703)
12/16/13	Russian Ruble 23,397,000	United States Dollar 722,241	Credit Suisse International	(27,744)
12/16/13	Russian Ruble 14,040,000	United States Dollar 433,701	Goldman Sachs International	(16,950)
1/3/14	Brazilian Real 82,070,500	United States Dollar 36,074,945	State Street Bank and Trust Co.	(1,230,947)
2/6/14	Nigerian Naira 349,400,000	United States Dollar 2,043,275	Deutsche Bank	8,818
4/11/14	Kenyan Shilling 21,468,000	United States Dollar 232,968	Standard Chartered Bank	948
5/16/14	Russian Ruble 57,569,519	United States Dollar 1,732,717	Bank of America	(63,520)
5/16/14	Russian Ruble 164,209,853	United States Dollar 4,926,788	Bank of America	(165,612)
5/16/14	Russian Ruble 65,128,925	United States Dollar 1,952,013	Citibank NA	(63,635)
5/16/14	Russian Ruble 76,514,595	United States Dollar 2,292,744	Standard Chartered Bank	(74,244)
5/27/14	Russian Ruble 24,695,562	United States Dollar 741,831	Bank of America	(26,861)
5/27/14	Russian Ruble 144,021,666	United States Dollar 4,345,774	Bank of America	(176,151)
5/27/14	Russian Ruble 82,415,442	United States Dollar 2,475,310	BNP Paribas	(89,271)
5/27/14	Russian Ruble 443,862,887	United States Dollar 13,395,590	Standard Chartered Bank	(545,155)
7/21/14	Indonesian Rupiah 12,834,424,000	United States Dollar 1,128,301	Barclays Bank PLC	3,215
7/21/14	Indonesian Rupiah 22,752,632,000	United States Dollar 2,013,507	Standard Chartered Bank	(7,577)
7/22/14	Indonesian Rupiah 8,628,625,400	United States Dollar 755,571	Goldman Sachs International	4,996

				$(2,608,282)

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
8/13	38 CAC 40 Index	Short	$(1,976,886)	$(2,017,329)	$(40,443)
9/13	73 Euro-Bobl	Short	(12,262,585)	(12,219,077)	43,508
9/13	11 Euro-Bund	Short	(2,100,835)	(2,083,421)	17,414
9/13	30 IMM 10-Year Interest Rate Swap	Long	2,987,100	3,092,427	105,327
9/13	8 Japan 10-Year Bond	Short	(11,649,065)	(11,734,859)	(85,794)
9/13	35 Nikkei 225 Index	Long	4,736,850	4,861,608	124,758
9/13	4 U.S. 5-Year Deliverable Interest Rate Swap	Short	(392,750)	(392,187)	563
9/13	17 U.S. 10-Year Deliverable Interest Rate Swap	Short	(1,607,431)	(1,608,891)	(1,460)
10/13	22 Platinum	Long	1,465,860	1,572,230	106,370
12/13	35 Gold	Short	(4,652,445)	(4,595,500)	56,945

					$327,188

CAC 40 Index: Cotation Assistée en Continu Index comprised of the 40 largest companies listed on the Paris Bourse Exchange.

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
ICE Clear Europe	NZD	1,500	Pays	3-month NZD Bank Bill	4.06%	6/5/23	$(53,746)
LCH.Clearnet	AUD	4,547	Pays	6-month AUD Bank Bill	4.31	7/18/23	28,389
LCH.Clearnet	NZD	980	Pays	3-month NZD Bank Bill	4.07	6/5/23	(34,330)
LCH.Clearnet	PLN	20,000	Pays	6-month PLN WIBOR	3.04	5/8/23	(457,608)

							$(517,295)

AUD	-	Australian Dollar

NZD	-	New Zealand Dollar

PLN	-	Polish Zloty

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	CLP	1,352,000	Pays	6-month Sinacofi Chile Interbank Rate	2.19%	4/23/18	$15,112
Bank of America	CLP	1,352,000	Receives	6-month Sinacofi Chile Interbank Rate	4.93	4/23/18	(41,321)
Bank of America	CLP	317,999	Pays	6-month Sinacofi Chile Interbank Rate	2.13	5/3/18	1,383
Bank of America	CLP	317,999	Receives	6-month Sinacofi Chile Interbank Rate	4.86	5/3/18	1,106
Bank of America	CLP	574,400	Receives	6-month Sinacofi Chile Interbank Rate	4.80	5/10/18	5,079
Bank of America	CLP	574,400	Pays	6-month Sinacofi Chile Interbank Rate	2.10	5/10/18	729

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	CLP	1,330,352	Receives	6-month Sinacofi Chile Interbank Rate	4.76%	5/13/18	$16,526
Bank of America	CLP	1,330,352	Pays	6-month Sinacofi Chile Interbank Rate	2.08	5/13/18	957
Bank of America	CLP	290,784	Receives	6-month Sinacofi Chile Interbank Rate	4.73	5/16/18	4,380
Bank of America	CLP	290,784	Pays	6-month Sinacofi Chile Interbank Rate	2.10	5/16/18	1,161
Bank of America	CLP	950,820	Receives	6-month Sinacofi Chile Interbank Rate	4.74	5/20/18	13,601
Bank of America	CLP	950,820	Pays	6-month Sinacofi Chile Interbank Rate	2.05	5/20/18	976
Bank of America	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day	6.46	9/24/20	28,355
Bank of America	PLN	10,700	Pays	6-month PLN WIBOR	4.88	9/14/14	171,499
Bank of America	PLN	1,553	Pays	6-month PLN WIBOR	4.34	7/30/17	16,651
Bank of America	PLN	1,553	Receives	6-month PLN WIBOR	3.35	7/30/17	1,061
Bank of America	PLN	1,820	Pays	6-month PLN WIBOR	4.31	8/10/17	32,631
Bank of America	PLN	2,950	Pays	6-month PLN WIBOR	4.35	8/23/17	54,823
Bank of America	PLN	2,970	Pays	6-month PLN WIBOR	4.30	9/18/17	52,685
Bank of America	PLN	4,840	Pays	6-month PLN WIBOR	3.83	11/14/17	54,175
Bank of America	PLN	4,840	Receives	6-month PLN WIBOR	3.61	11/14/17	(20,622)
Bank of America	PLN	5,470	Receives	6-month PLN WIBOR	3.52	11/16/17	(26,479)
Bank of America	PLN	3,600	Pays	6-month PLN WIBOR	4.95	9/14/20	116,641
Bank of America	PLN	8,765	Pays	6-month PLN WIBOR	5.45	6/7/21	315,252
Bank of Nova Scotia	MXN	90,100	Pays	Mexico Interbank TIIE 28 Day	5.25	12/4/17	(61,288)
Barclays Bank PLC	MXN	48,400	Pays	Mexico Interbank TIIE 28 Day	7.11	5/21/21	181,956
Barclays Bank PLC	MYR	26,000	Pays	3-month MYR KLIBOR	3.39	11/23/13	6,643
Barclays Bank PLC	MYR	18,000	Pays	3-month MYR KLIBOR	3.70	10/19/15	26,482
Barclays Bank PLC	MYR	21,700	Pays	3-month MYR KLIBOR	3.96	7/26/16	65,397
Barclays Bank PLC	MYR	10,000	Pays	3-month MYR KLIBOR	4.13	10/19/20	(41,397)
Barclays Bank PLC	PLN	8,000	Pays	6-month PLN WIBOR	5.42	6/1/14	65,933
Barclays Bank PLC	PLN	14,300	Pays	6-month PLN WIBOR	5.02	7/30/14	98,273
Barclays Bank PLC	PLN	24,000	Pays	6-month PLN WIBOR	5.18	11/9/14	443,135
Barclays Bank PLC	PLN	3,893	Pays	6-month PLN WIBOR	4.32	8/2/17	69,956
Barclays Bank PLC	PLN	2,200	Pays	6-month PLN WIBOR	4.35	8/27/17	40,641
Barclays Bank PLC	PLN	5,470	Pays	6-month PLN WIBOR	3.81	11/16/17	59,924
Barclays Bank PLC	PLN	9,170	Pays	6-month PLN WIBOR	3.82	11/19/17	102,923
Barclays Bank PLC	PLN	9,170	Receives	6-month PLN WIBOR	3.53	11/19/17	(30,197)
Barclays Bank PLC	PLN	5,240	Pays	6-month PLN WIBOR	3.80	11/20/17	56,803
Barclays Bank PLC	PLN	2,300	Pays	6-month PLN WIBOR	5.36	7/30/20	71,126
Barclays Bank PLC	THB	143,000	Pays	6-month THBFIX	3.34	2/16/15	69,122
Barclays Bank PLC	THB	149,550	Pays	6-month THBFIX	3.21	10/4/20	(167,212)
Barclays Bank PLC	ZAR	53,700	Pays	3-month JIBAR	7.41	9/24/20	(97,282)
BNP Paribas	PLN	3,946	Pays	6-month PLN WIBOR	4.25	8/7/17	66,559
BNP Paribas	PLN	3,946	Receives	6-month PLN WIBOR	3.60	8/7/17	(8,850)
BNP Paribas	PLN	800	Pays	6-month PLN WIBOR	3.85	11/13/17	9,144
BNP Paribas	PLN	800	Receives	6-month PLN WIBOR	3.38	11/13/17	(759)
BNP Paribas	ZAR	142,000	Pays	3-month ZAR JIBAR	5.88	12/4/17	(633,553)
Citibank NA	BRL	27,651	Pays	Brazil CETIP Interbank Deposit Rate	10.38	1/4/16	30,483
Citibank NA	CLP	242,680	Receives	6-month Sinacofi Chile Interbank Rate	4.70	5/20/18	4,323
Citibank NA	CLP	242,680	Pays	6-month Sinacofi Chile Interbank Rate	2.01	5/20/18	(669)
Citibank NA	MXN	50,000	Pays	Mexico Interbank TIIE 28 Day	9.08	8/6/13	15,111

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Citibank NA	MXN	26,410	Receives	Mexico Interbank TIIE 28 Day	5.40%	7/13/18	$24,566
Citibank NA	MXN	13,370	Receives	Mexico Interbank TIIE 28 Day	5.44	7/17/18	10,887
Citibank NA	MXN	13,480	Receives	Mexico Interbank TIIE 28 Day	5.40	7/18/18	13,164
Citibank NA	MXN	48,000	Pays	Mexico Interbank TIIE 28 Day	6.86	11/10/20	134,052
Citibank NA	MXN	15,160	Pays	Mexico Interbank TIIE 28 Day	6.38	7/7/23	(24,536)
Citibank NA	MXN	7,670	Pays	Mexico Interbank TIIE 28 Day	6.40	7/11/23	(11,537)
Citibank NA	MXN	7,730	Pays	Mexico Interbank TIIE 28 Day	6.36	7/12/23	(13,692)
Citibank NA	MYR	17,300	Pays	3-month MYR KLIBOR	3.72	5/7/22	(304,253)
Citibank NA	PLN	2,983	Pays	6-month PLN WIBOR	4.33	7/30/17	31,896
Citibank NA	PLN	2,427	Pays	6-month PLN WIBOR	4.31	8/2/17	43,434
Citibank NA	PLN	1,780	Pays	6-month PLN WIBOR	4.30	8/10/17	31,651
Citibank NA	PLN	1,320	Pays	6-month PLN WIBOR	4.40	8/20/17	25,355
Citibank NA	PLN	1,700	Pays	6-month PLN WIBOR	3.81	11/13/17	18,440
Citibank NA	PLN	1,340	Pays	6-month PLN WIBOR	3.82	11/14/17	14,805
Citibank NA	PLN	3,980	Pays	6-month PLN WIBOR	3.82	11/19/17	44,149
Citibank NA	PLN	3,980	Receives	6-month PLN WIBOR	3.60	11/19/17	(17,475)
Citibank NA	THB	69,000	Pays	6-month THBFIX	3.40	1/14/15	29,311
Credit Suisse International	MXN	42,000	Pays	Mexico Interbank TIIE 28 Day	6.24	7/31/15	102,714
Credit Suisse International	MXN	45,000	Pays	Mexico Interbank TIIE 28 Day	5.84	10/1/15	82,960
Credit Suisse International	MXN	41,500	Pays	Mexico Interbank TIIE 28 Day	6.36	10/23/20	22,867
Credit Suisse International	MYR	25,230	Pays	3-month MYR KLIBOR	3.43	4/4/18	(178,117)
Credit Suisse International	PLN	1,670	Pays	6-month PLN WIBOR	4.40	8/20/17	32,078
Deutsche Bank	BRL	19,700	Pays	Brazil CETIP Interbank Deposit Rate	10.02	7/1/15	298,449
Deutsche Bank	CLP	583,420	Receives	6-month Sinacofi Chile Interbank Rate	4.78	5/10/18	6,183
Deutsche Bank	CLP	583,420	Pays	6-month Sinacofi Chile Interbank Rate	2.09	5/10/18	189
Deutsche Bank	CLP	1,685,450	Receives	6-month Sinacofi Chile Interbank Rate	4.70	5/13/18	27,742
Deutsche Bank	CLP	1,685,450	Pays	6-month Sinacofi Chile Interbank Rate	2.05	5/13/18	(1,016)
Deutsche Bank	CLP	661,662	Receives	6-month Sinacofi Chile Interbank Rate	4.74	5/14/18	9,368
Deutsche Bank	CLP	661,662	Pays	6-month Sinacofi Chile Interbank Rate	2.11	5/14/18	2,667
Deutsche Bank	CLP	942,270	Receives	6-month Sinacofi Chile Interbank Rate	4.70	5/20/18	16,786
Deutsche Bank	CLP	942,270	Pays	6-month Sinacofi Chile Interbank Rate	2.00	5/20/18	(3,490)
Deutsche Bank	MXN	85,500	Pays	Mexico Interbank TIIE 28 Day	6.38	6/17/16	258,315
Deutsche Bank	MYR	10,800	Pays	3-month MYR KLIBOR	4.38	11/23/20	11,177
Deutsche Bank	PLN	5,400	Pays	6-month PLN WIBOR	4.85	4/23/14	30,778
Deutsche Bank	PLN	3,100	Pays	6-month PLN WIBOR	5.11	4/23/17	62,283
Deutsche Bank	PLN	1,764	Pays	6-month PLN WIBOR	4.34	7/30/17	19,015
Deutsche Bank	PLN	5,339	Pays	6-month PLN WIBOR	4.36	8/1/17	98,834
Deutsche Bank	PLN	2,880	Pays	6-month PLN WIBOR	4.28	8/6/17	49,831
Deutsche Bank	PLN	2,174	Pays	6-month PLN WIBOR	4.24	8/7/17	36,510
Deutsche Bank	PLN	1,550	Pays	6-month PLN WIBOR	4.33	8/17/17	28,191
Deutsche Bank	PLN	1,040	Pays	6-month PLN WIBOR	3.79	11/16/17	11,090
Deutsche Bank	PLN	1,040	Receives	6-month PLN WIBOR	3.60	11/16/17	(4,414)
Deutsche Bank	PLN	13,900	Pays	6-month PLN WIBOR	5.04	4/18/22	389,225
Goldman Sachs International	PLN	1,061	Pays	6-month PLN WIBOR	4.35	8/1/17	19,454
Goldman Sachs International	PLN	17,000	Pays	6-month PLN WIBOR	5.32	7/11/18	433,543
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR	5.54	5/10/21	416,622

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	ZAR	31,560	Pays	3-month JIBAR	8.07%	7/7/21	$33,285
HSBC Bank USA	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day	7.28	12/23/20	212,208
HSBC Bank USA	PLN	35,600	Pays	6-month PLN WIBOR	4.02	11/6/15	469,242
HSBC Bank USA	THB	262,000	Pays	6-month THBFIX	2.67	10/21/15	(11,695)
HSBC Bank USA	THB	94,300	Pays	6-month THBFIX	3.26	8/19/20	(86,167)
HSBC Bank USA	THB	159,000	Pays	6-month THBFIX	3.50	11/25/20	(86,582)
JPMorgan Chase Bank	BRL	11,100	Pays	Brazil CETIP Interbank Deposit Rate	9.19	1/2/17	(150,014)
JPMorgan Chase Bank	MXN	38,824	Receives	Mexico Interbank TIIE 28 Day	5.41	7/13/18	34,757
JPMorgan Chase Bank	MXN	10,030	Receives	Mexico Interbank TIIE 28 Day	5.45	7/17/18	7,992
JPMorgan Chase Bank	MXN	21,910	Pays	Mexico Interbank TIIE 28 Day	6.39	7/7/23	(34,163)
JPMorgan Chase Bank	MXN	5,680	Pays	Mexico Interbank TIIE 28 Day	6.41	7/11/23	(8,342)
JPMorgan Chase Bank	MYR	27,300	Pays	3-month MYR KLIBOR	3.25	9/8/14	(6,487)
JPMorgan Chase Bank	MYR	4,750	Pays	3-month MYR KLIBOR	4.44	4/8/19	22,812
JPMorgan Chase Bank	NZD	657	Pays	3-month NZD Bank Bill	4.14	2/25/23	(12,056)
JPMorgan Chase Bank	NZD	830	Pays	3-month NZD Bank Bill	4.06	6/4/23	(29,708)
JPMorgan Chase Bank	NZD	830	Pays	3-month NZD Bank Bill	4.06	6/4/23	(29,744)
JPMorgan Chase Bank	PLN	16,600	Pays	6-month PLN WIBOR	4.75	10/11/13	159,695
JPMorgan Chase Bank	PLN	31,500	Pays	6-month PLN WIBOR	5.06	11/26/13	366,668
JPMorgan Chase Bank	PLN	1,210	Pays	6-month PLN WIBOR	4.33	8/17/17	22,007
JPMorgan Chase Bank	PLN	16,200	Pays	6-month PLN WIBOR	4.93	10/13/17	435,300
JPMorgan Chase Bank	PLN	9,900	Pays	6-month PLN WIBOR	4.91	10/11/18	282,251
JPMorgan Chase Bank	PLN	15,099	Pays	6-month PLN WIBOR	5.62	4/8/21	595,952
JPMorgan Chase Bank	THB	108,000	Pays	6-month THBFIX	3.22	10/21/20	(116,844)
JPMorgan Chase Bank	ZAR	36,500	Pays	3-month JIBAR	9.05	10/12/15	227,636
Morgan Stanley & Co. International PLC	MXN	118,400	Pays	Mexico Interbank TIIE 28 Day	4.82	9/4/14	44,474
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day	7.95	12/3/31	113,127
Morgan Stanley & Co. International PLC	PLN	32,000	Pays	6-month PLN WIBOR	4.87	10/26/16	758,903
Nomura International PLC	BRL	9,479	Pays	Brazil CETIP Interbank Deposit Rate	8.09	1/4/16	(190,884)
Nomura International PLC	BRL	6,759	Pays	Brazil CETIP Interbank Deposit Rate	9.18	1/5/21	(341,082)
Standard Bank	ZAR	62,500	Pays	3-month JIBAR	7.98	5/20/19	180,602
Standard Bank	ZAR	22,000	Pays	3-month JIBAR	7.93	6/2/21	12,388
Standard Bank	ZAR	32,700	Pays	3-month JIBAR	7.12	6/27/22	(198,105)

							$6,266,565

BRL	-	Brazilian Real

CLP	-	Chilean Peso

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

PLN	-	Polish Zloty

THB	-	Thai Baht

ZAR	-	South African Rand

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Romania	BNP Paribas	$280	1.00	%(1)	9/20/18	2.01%	$(13,282)	$10,689	$(2,593)
Romania	Goldman Sachs International	310	1.00	(1)	9/20/18	2.01	(14,707)	11,816	(2,891)

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Bank of America	$525	1.00	%(1)	12/20/15	1.54	$(6,054)	$2,118	$(3,936)
South Africa	Bank of America	775	1.00	(1)	12/20/15	1.54	(8,936)	2,983	(5,953)
South Africa	Bank of America	680	1.00	(1)	9/20/17	2.00	(25,925)	8,575	(17,350)
South Africa	Bank of America	920	1.00	(1)	9/20/17	2.00	(35,074)	13,015	(22,059)
South Africa	Bank of America	2,600	1.00	(1)	9/20/17	2.00	(99,121)	70,540	(28,581)
South Africa	Bank of America	3,040	1.00	(1)	9/20/17	2.00	(115,898)	32,381	(83,517)
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/15	1.54	(6,514)	2,552	(3,962)
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/15	1.54	(8,647)	3,359	(5,288)
South Africa	Barclays Bank PLC	450	1.00	(1)	9/20/17	2.00	(17,156)	9,470	(7,686)
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/17	2.00	(16,431)	8,458	(7,973)
South Africa	BNP Paribas	750	1.00	(1)	9/20/17	2.00	(28,593)	16,357	(12,236)
South Africa	BNP Paribas	1,140	1.00	(1)	9/20/17	2.00	(43,462)	$21,035	(22,427)
South Africa	Credit Suisse International	840	1.00	(1)	12/20/15	1.54	(9,686)	8,446	(1,240)
South Africa	Credit Suisse International	790	1.00	(1)	12/20/15	1.54	(9,109)	3,890	(5,219)
South Africa	Credit Suisse International	775	1.00	(1)	12/20/15	1.54	(8,936)	3,506	(5,430)
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/17	2.00	(49,560)	38,214	(11,346)
South Africa	Deutsche Bank	500	1.00	(1)	9/20/15	1.44	(4,130)	5,097	967
South Africa	Deutsche Bank	610	1.00	(1)	12/20/15	1.54	(7,034)	2,756	(4,278)
South Africa	Deutsche Bank	810	1.00	(1)	9/20/17	2.00	(30,879)	24,409	(6,470)
South Africa	Deutsche Bank	2,000	1.00	(1)	9/20/17	2.00	(76,248)	54,261	(21,987)
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/15	1.54	(9,455)	4,038	(5,417)
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/15	1.54	(9,397)	3,864	(5,533)
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/17	2.00	(19,443)	14,601	(4,842)
South Africa	JPMorgan Chase Bank	1,500	1.00	(1)	9/20/15	1.44	(12,389)	9,313	(3,076)
South Africa	Nomura International PLC	400	1.00	(1)	9/20/17	2.00	(15,250)	6,465	(8,785)
South Africa	Nomura International PLC	5,000	1.00	(1)	9/20/17	2.00	(190,622)	63,197	(127,425)
Turkey	Bank of America	8,090	1.00	(1)	12/20/17	1.98	(318,514)	168,544	(149,970)

Total		$37,976					$(1,210,452)	$623,949	$(586,503)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Austria	Barclays Bank PLC	$300	0.44%		12/20/13	$(646)	$—	$(646)
Austria	Barclays Bank PLC	200	1.42		3/20/14	(2,124)	—	(2,124)
Brazil	Bank of America	1,760	1.00	(1)	12/20/20	126,177	(41,446)	84,731
Brazil	Bank of America	883	1.00	(1)	12/20/20	63,300	(24,311)	38,989
Brazil	Bank of America	387	1.00	(1)	12/20/20	27,743	(10,422)	17,321
Brazil	Bank of America	120	1.00	(1)	12/20/20	8,603	(3,092)	5,511
Brazil	Barclays Bank PLC	450	1.65		9/20/19	6,034	—	6,034
Brazil	Goldman Sachs International	691	1.00	(1)	9/20/22	64,048	(56,942)	7,106
Bulgaria	BNP Paribas	243	1.00	(1)	6/20/18	1,618	(1,366)	252

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Bulgaria	BNP Paribas	$280	1.00	%(1)	9/20/18	$2,564	$(2,727)	$(163)
Bulgaria	Goldman Sachs International	310	1.00	(1)	9/20/18	2,839	(2,715)	124
China	Bank of America	1,000	1.00	(1)	3/20/17	(5,719)	(21,709)	(27,428)
China	Barclays Bank PLC	1,648	1.00	(1)	3/20/17	(9,425)	(32,557)	(41,982)
China	Deutsche Bank	703	1.00	(1)	3/20/17	(4,020)	(13,199)	(17,219)
China	Deutsche Bank	1,393	1.00	(1)	3/20/17	(7,966)	(26,154)	(34,120)
Colombia	Bank of America	950	1.00	(1)	9/20/21	45,319	(34,718)	10,601
Colombia	Barclays Bank PLC	400	1.00	(1)	6/20/22	21,811	(20,727)	1,084
Colombia	Citibank NA	500	1.00	(1)	6/20/22	27,263	(35,157)	(7,894)
Colombia	Deutsche Bank	400	1.00	(1)	6/20/22	21,810	(23,641)	(1,831)
Colombia	Goldman Sachs International	1,410	1.00	(1)	6/20/17	5,590	(35,984)	(30,394)
Colombia	Goldman Sachs International	740	1.00	(1)	9/20/21	35,301	(26,568)	8,733
Colombia	Goldman Sachs International	500	1.00	(1)	6/20/22	27,263	(35,157)	(7,894)
Colombia	HSBC Bank USA	770	1.00	(1)	6/20/17	3,052	(19,925)	(16,873)
Colombia	HSBC Bank USA	2,100	1.00	(1)	9/20/21	100,180	(73,709)	26,471
Colombia	Morgan Stanley & Co. International PLC	1,100	1.00	(1)	9/20/21	52,475	(40,200)	12,275
Croatia	BNP Paribas	1,670	1.00	(1)	12/20/17	138,213	(98,696)	39,517
Croatia	BNP Paribas	500	1.00	(1)	6/20/18	48,390	(38,863)	9,527
Croatia	Citibank NA	1,500	1.00	(1)	12/20/17	124,143	(87,589)	36,554
Croatia	Citibank NA	680	1.00	(1)	6/20/18	65,812	(61,816)	3,996
Croatia	Citibank NA	470	1.00	(1)	6/20/18	45,488	(43,272)	2,216
Croatia	Goldman Sachs International	371	1.00	(1)	12/20/17	30,705	(21,721)	8,984
Croatia	HSBC Bank USA	357	1.00	(1)	3/20/18	32,052	(30,530)	1,522
Croatia	JPMorgan Chase Bank	355	1.00	(1)	6/20/18	34,358	(32,711)	1,647
Croatia	Morgan Stanley & Co. International PLC	310	1.00	(1)	12/20/17	25,657	(17,558)	8,099
Croatia	Morgan Stanley & Co. International PLC	327	1.00	(1)	3/20/18	29,359	(28,234)	1,125
Croatia	Morgan Stanley & Co. International PLC	340	1.00	(1)	6/20/18	32,906	(29,945)	2,961
Croatia	Nomura International PLC	160	1.00	(1)	3/20/18	14,365	(9,862)	4,503
Egypt	Bank of America	550	1.00	(1)	9/20/15	67,136	(11,254)	55,882
Egypt	Citibank NA	650	1.00	(1)	12/20/15	88,147	(20,873)	67,274
Egypt	Citibank NA	100	1.00	(1)	6/20/20	32,332	(7,635)	24,697
Egypt	Credit Suisse International	1,085	1.00	(1)	12/20/15	147,137	(34,844)	112,293
Egypt	Credit Suisse International	375	1.00	(1)	12/20/15	50,853	(11,281)	39,572
Egypt	Deutsche Bank	250	1.00	(1)	6/20/15	27,050	(3,799)	23,251
Egypt	Deutsche Bank	125	1.00	(1)	9/20/15	15,259	(3,282)	11,977
Egypt	Deutsche Bank	1,400	1.00	(1)	12/20/15	189,854	(33,729)	156,125
Egypt	Deutsche Bank	930	1.00	(1)	12/20/15	126,117	(27,167)	98,950
Egypt	Deutsche Bank	100	1.00	(1)	6/20/20	32,332	(7,682)	24,650

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Egypt	Deutsche Bank	$50	1.00	%(1)	6/20/20	$16,166	$(3,836)	$12,330
Guatemala	Citibank NA	458	1.00	(1)	9/20/20	48,829	(25,106)	23,723
Hungary	Barclays Bank PLC	500	1.00	(1)	3/20/17	31,977	(65,462)	(33,485)
Hungary	Goldman Sachs International	500	1.00	(1)	3/20/17	31,977	(64,700)	(32,723)
Lebanon	Barclays Bank PLC	200	1.00	(1)	12/20/14	2,803	(4,269)	(1,466)
Lebanon	Citibank NA	250	3.30		9/20/14	(7,226)	—	(7,226)
Lebanon	Citibank NA	100	1.00	(1)	12/20/14	1,401	(2,134)	(733)
Lebanon	Citibank NA	150	1.00	(1)	12/20/14	2,102	(3,137)	(1,035)
Lebanon	Citibank NA	200	1.00	(1)	12/20/14	2,803	(4,333)	(1,530)
Lebanon	Credit Suisse International	100	1.00	(1)	3/20/15	1,958	(2,319)	(361)
Lebanon	Credit Suisse International	300	1.00	(1)	3/20/15	5,874	(6,916)	(1,042)
Lebanon	Credit Suisse International	350	1.00	(1)	12/20/15	13,797	(14,202)	(405)
Lebanon	Credit Suisse International	1,000	1.00	(1)	12/20/15	39,419	(40,666)	(1,247)
Lebanon	Credit Suisse International	840	1.00	(1)	12/20/15	33,112	(35,806)	(2,694)
Lebanon	Deutsche Bank	100	1.00	(1)	3/20/15	1,957	(2,140)	(183)
Lebanon	Deutsche Bank	865	1.00	(1)	12/20/15	34,098	(36,678)	(2,580)
Lebanon	Deutsche Bank	1,140	1.00	(1)	12/20/15	44,938	(48,140)	(3,202)
Lebanon	Goldman Sachs International	2,471	1.00	(1)	6/20/18	310,361	(325,684)	(15,323)
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	135,541	(156,249)	(20,708)
Mexico	Bank of America	300	1.00	(1)	6/20/22	14,569	(17,261)	(2,692)
Mexico	Bank of America	680	1.00	(1)	6/20/22	33,021	(44,453)	(11,432)
Mexico	Deutsche Bank	300	1.00	(1)	6/20/22	14,568	(17,472)	(2,904)
Mexico	Deutsche Bank	350	1.00	(1)	6/20/22	16,996	(22,634)	(5,638)
Mexico	Deutsche Bank	700	1.00	(1)	6/20/22	33,993	(42,367)	(8,374)
Mexico	Deutsche Bank	480	1.00	(1)	6/20/22	23,308	(33,550)	(10,242)
Mexico	Goldman Sachs International	400	1.00	(1)	6/20/22	19,424	(23,298)	(3,874)
Mexico	Goldman Sachs International	500	1.00	(1)	6/20/22	24,280	(35,122)	(10,842)
Philippines	Bank of America	700	1.00	(1)	12/20/15	(7,366)	(7,246)	(14,612)
Philippines	Barclays Bank PLC	100	1.85		12/20/14	(2,229)	—	(2,229)
Philippines	Barclays Bank PLC	142	1.00	(1)	3/20/15	(1,423)	(1,348)	(2,771)
Philippines	Citibank NA	200	1.84		12/20/14	(4,428)	—	(4,428)
Philippines	Deutsche Bank	150	1.00	(1)	3/20/15	(1,503)	(1,547)	(3,050)
Philippines	HSBC Bank USA	600	1.00	(1)	9/20/15	(6,734)	(6,640)	(13,374)
Philippines	JPMorgan Chase Bank	142	1.00	(1)	3/20/15	(1,423)	(1,348)	(2,771)
Philippines	Standard Chartered Bank	4,900	1.00	(1)	3/20/16	(48,170)	(45,074)	(93,244)
Qatar	Nomura International PLC	1,991	1.00	(1)	9/20/18	(30,203)	20,562	(9,641)
Russia	Bank of America	1,210	1.00	(1)	9/20/17	29,626	(37,543)	(7,917)
Russia	Bank of America	2,220	1.00	(1)	9/20/17	54,355	(97,645)	(43,290)
Russia	Barclays Bank PLC	800	1.00	(1)	9/20/17	19,587	(37,509)	(17,922)
Russia	Citibank NA	730	1.00	(1)	9/20/17	17,874	(21,013)	(3,139)
Russia	Credit Suisse International	1,330	1.00	(1)	9/20/17	32,564	(58,981)	(26,417)
Russia	Deutsche Bank	1,962	1.00	(1)	6/20/18	73,117	(34,393)	38,724
Russia	Deutsche Bank	1,580	1.00	(1)	6/20/18	58,881	(27,359)	31,522

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Russia	JPMorgan Chase Bank	$420	1.00	%(1)	9/20/17	$10,284	$(12,249)	$(1,965)
Russia	JPMorgan Chase Bank	900	1.00	(1)	9/20/17	22,035	(25,914)	(3,879)
Russia	JPMorgan Chase Bank	1,163	1.00	(1)	6/20/18	43,340	(19,905)	23,435
Russia	JPMorgan Chase Bank	870	1.00	(1)	6/20/18	32,421	(15,284)	17,137
Russia	JPMorgan Chase Bank	500	1.00	(1)	6/20/18	18,633	(7,926)	10,707
Russia	Morgan Stanley & Co. International PLC	480	1.00	(1)	9/20/17	11,752	(14,180)	(2,428)
South Africa	Bank of America	300	1.00	(1)	12/20/19	24,697	(8,888)	15,809
South Africa	Bank of America	775	1.00	(1)	12/20/20	77,341	(22,056)	55,285
South Africa	Bank of America	525	1.00	(1)	12/20/20	52,395	(16,389)	36,006
South Africa	Bank of America	3,040	1.00	(1)	9/20/22	385,872	(196,810)	189,062
South Africa	Bank of America	2,600	1.00	(1)	9/20/22	330,022	(234,546)	95,476
South Africa	Bank of America	920	1.00	(1)	9/20/22	116,776	(65,962)	50,814
South Africa	Bank of America	680	1.00	(1)	9/20/22	86,313	(46,550)	39,763
South Africa	Barclays Bank PLC	300	1.00	(1)	12/20/19	24,697	(10,274)	14,423
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	8,680	(2,651)	6,029
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	74,849	(22,539)	52,310
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/20	56,384	(16,020)	40,364
South Africa	Barclays Bank PLC	500	1.00	(1)	9/20/22	63,465	(38,727)	24,738
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/22	54,707	(35,805)	18,902
South Africa	BNP Paribas	1,140	1.00	(1)	9/20/22	144,701	(89,300)	55,401
South Africa	BNP Paribas	500	1.00	(1)	9/20/22	63,466	(39,791)	23,675
South Africa	Citibank NA	150	1.00	(1)	12/20/19	12,349	(5,841)	6,508
South Africa	Citibank NA	100	1.00	(1)	3/20/20	8,681	(4,138)	4,543
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	8,681	(2,908)	5,773
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	8,680	(3,537)	5,143
South Africa	Credit Suisse International	775	1.00	(1)	12/20/20	77,340	(23,450)	53,890
South Africa	Credit Suisse International	790	1.00	(1)	12/20/20	78,842	(25,120)	53,722
South Africa	Credit Suisse International	840	1.00	(1)	12/20/20	83,833	(32,828)	51,005
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/22	165,001	(121,773)	43,228
South Africa	Deutsche Bank	500	1.00	(1)	9/20/20	47,786	(20,295)	27,491
South Africa	Deutsche Bank	610	1.00	(1)	12/20/20	60,874	(18,025)	42,849
South Africa	Deutsche Bank	2,000	1.00	(1)	9/20/22	253,863	(179,308)	74,555
South Africa	Deutsche Bank	810	1.00	(1)	9/20/22	102,808	(72,932)	29,876
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/20	81,332	(24,569)	56,763
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/20	81,836	(25,121)	56,715
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/22	64,730	(44,502)	20,228
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	8,232	(4,060)	4,172
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	8,232	(4,873)	3,359
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	8,681	(2,857)	5,824
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	8,681	(2,959)	5,722
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	8,681	(4,089)	4,592
South Africa	Nomura International PLC	5,000	1.00	(1)	9/20/22	634,657	(354,145)	280,512

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Nomura International PLC	$400	1.00	%(1)	9/20/22	$50,773	$(30,739)	$20,034
Spain	Barclays Bank PLC	167	1.00	(1)	9/20/20	17,147	(11,633)	5,514
Spain	Barclays Bank PLC	700	1.00	(1)	12/20/20	74,037	(52,640)	21,397
Spain	Barclays Bank PLC	690	1.00	(1)	12/20/20	72,980	(52,865)	20,115
Spain	Barclays Bank PLC	300	1.00	(1)	12/20/20	31,732	(22,642)	9,090
Spain	Citibank NA	300	1.00	(1)	3/20/20	28,344	(5,457)	22,887
Spain	Citibank NA	300	1.00	(1)	3/20/20	28,344	(11,238)	17,106
Spain	Deutsche Bank	300	1.00	(1)	3/20/20	28,344	(5,153)	23,191
Spain	Deutsche Bank	300	1.00	(1)	3/20/20	28,344	(11,238)	17,106
Spain	Deutsche Bank	550	1.00	(1)	6/20/20	54,247	(26,831)	27,416
Spain	Deutsche Bank	3,265	1.00	(1)	12/20/20	345,330	(214,528)	130,802
Spain	Deutsche Bank	670	1.00	(1)	12/20/20	70,864	(51,332)	19,532
Spain	Goldman Sachs International	193	1.00	(1)	9/20/20	19,816	(13,730)	6,086
Thailand	Barclays Bank PLC	400	0.97		9/20/19	8,264	—	8,264
Thailand	Citibank NA	400	0.86		12/20/14	(2,598)	—	(2,598)
Thailand	Citibank NA	200	0.95		9/20/19	4,364	—	4,364
Thailand	Goldman Sachs International	1,500	1.00	(1)	3/20/16	(14,159)	(6,591)	(20,750)
Thailand	JPMorgan Chase Bank	200	0.87		12/20/14	(1,329)	—	(1,329)
Tunisia	Barclays Bank PLC	350	1.00	(1)	9/20/17	32,204	(26,618)	5,586
Tunisia	Citibank NA	400	1.00	(1)	9/20/17	36,804	(31,879)	4,925
Tunisia	Deutsche Bank	600	1.00	(1)	6/20/17	51,336	(36,923)	14,413
Tunisia	Deutsche Bank	460	1.00	(1)	6/20/17	39,358	(29,880)	9,478
Tunisia	Goldman Sachs International	400	1.00	(1)	9/20/17	36,804	(26,852)	9,952
Tunisia	Goldman Sachs International	320	1.00	(1)	9/20/17	29,444	(22,611)	6,833
Tunisia	Goldman Sachs International	300	1.00	(1)	9/20/17	27,604	(22,299)	5,305
Tunisia	JPMorgan Chase Bank	410	1.00	(1)	9/20/17	37,725	(31,971)	5,754
Tunisia	Nomura International PLC	500	1.00	(1)	12/20/17	49,503	(44,897)	4,606
Uruguay	Citibank NA	100	1.00	(1)	6/20/20	6,648	(5,256)	1,392
Uruguay	Deutsche Bank	100	1.00	(1)	6/20/20	6,648	(5,133)	1,515
Venezuela	Barclays Bank PLC	720	5.00	(1)	6/20/18	99,970	(83,427)	16,543
Venezuela	Barclays Bank PLC	510	5.00	(1)	6/20/18	70,812	(56,603)	14,209
Venezuela	Citibank NA	292	5.00	(1)	6/20/18	40,543	(33,545)	6,998
Venezuela	Deutsche Bank	550	5.00	(1)	6/20/18	76,366	(62,822)	13,544
Venezuela	Deutsche Bank	285	5.00	(1)	6/20/23	54,906	(75,340)	(20,434)
iTraxx Asia ex-Japan Investment Grade Index	Barclays Bank PLC	1,734	1.00	(1)	6/20/18	35,665	(29,490)	6,175
iTraxx Asia ex-Japan Investment Grade Index	Barclays Bank PLC	925	1.00	(1)	6/20/18	19,026	(15,688)	3,338
iTraxx Asia ex-Japan Investment Grade Index	Barclays Bank PLC	463	1.00	(1)	6/20/18	9,513	(7,427)	2,086

Reference Entity	Counterparty	Notional Amount (000’s omitted)		Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
iTraxx Asia ex-Japan Investment Grade Index	Barclays Bank PLC		$347	1.00	%(1)	6/20/18	$7,137	$(7,426)	$(289)
iTraxx Asia ex-Japan Investment Grade Index	Credit Suisse International		508	1.00	(1)	6/20/18	10,449	(8,524)	1,925
iTraxx Asia ex-Japan Investment Grade Index	Deutsche Bank		307	1.00	(1)	6/20/18	6,315	(5,618)	697
iTraxx Asia ex-Japan Investment Grade Index	Goldman Sachs International		1,855	1.00	(1)	6/20/18	38,154	(35,132)	3,022
iTraxx Asia ex-Japan Investment Grade Index	Goldman Sachs International		369	1.00	(1)	6/20/18	7,590	(7,084)	506
iTraxx Asia ex-Japan Investment Grade Index	JPMorgan Chase Bank		344	1.00	(1)	6/20/18	7,076	(5,679)	1,397
iTraxx Asia ex-Japan Investment Grade Index	JPMorgan Chase Bank		300	1.00	(1)	6/20/18	6,170	(5,223)	947
iTraxx Europe Senior Financials 5-Year Index	Bank of America	EUR	530	1.00	(1)	6/20/18	12,416	(20,208)	(7,792)
iTraxx Europe Senior Financials 5-Year Index	Bank of America	EUR	530	1.00	(1)	6/20/18	12,415	(20,285)	(7,870)
iTraxx Europe Senior Financials 5-Year Index	Barclays Bank PLC	EUR	920	1.00	(1)	6/20/18	21,552	(49,391)	(27,839)
iTraxx Europe Senior Financials Index	Bank of America	EUR	754	1.00	(1)	6/20/18	17,664	(30,342)	(12,678)
iTraxx Europe Subordinated Financials 5-Year Index	Barclays Bank PLC	EUR	1,590	5.00	(1)	6/20/18	(286,956)	167,812	(119,144)
iTraxx Europe Subordinated Financials 5-Year Index	Deutsche Bank	EUR	440	5.00	(1)	6/20/18	(79,409)	68,479	(10,930)
iTraxx Europe Subordinated Financials 5-Year Index	Deutsche Bank	EUR	516	5.00	(1)	6/20/18	(93,125)	77,727	(15,398)
iTraxx Europe Subordinated Financials 5-Year Index	Morgan Stanley & Co. International PLC	EUR	1,555	5.00	(1)	6/20/18	(280,640)	232,127	(48,513)

							$7,654,487	$(5,412,928)	$2,241,559

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2013, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $37,976,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

Total Return Swaps

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation
Citibank NA	Total return on GTQ 2,350,000 Banco de Guatemala, 0%, due 12/3/13	3-month USD LIBOR-BBA + 50 bp on $290,020 (Notional Amount) plus Notional Amount at termination date	12/5/13	$5,418

				$5,418

GTQ	-	Guatemalan Quetzal

Written options activity for the fiscal year to date ended July 31, 2013 was as follows:

	Principal Amount of Contracts (000’s omitted)		Premiums Received
Outstanding, beginning of period	INR	1,806,700	$1,163,340
Options written		1,960,751	426,695
Options expired		(1,239,200)	(299,352)

Outstanding, end of period	INR	2,528,251	$1,290,683

INR	-	Indian Rupee

At July 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures contracts to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, options on currencies and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures contracts*	$163,315	$—
Commodity	Put options purchased	3,320	—

		$166,635	$—

Credit	Credit default swaps	$8,553,308	$(2,109,273)

		$8,553,308	$(2,109,273)

Equity Price	Futures contracts*	$124,758	$(40,443)

		$124,758	$(40,443)

Foreign Exchange	Currency options purchased	$306,206	$—
Foreign Exchange	Currency options written	—	(592,569)
Foreign Exchange	Forward foreign currency exchange contracts	4,098,599	(6,336,196)
Foreign Exchange	Total return swaps	5,418	—

		$4,410,223	$(6,928,765)

Interest Rate	Futures contracts*	$166,812	$(87,254)
Interest Rate	Interest rate swaps	9,256,597	(2,990,032)
Interest Rate	Interest rate swaps (Centrally Cleared)*	28,389	(545,684)

		$9,451,798	$(3,622,970)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts or centrally cleared swap contracts, as applicable, in the Futures Contracts and Swap Contracts tables above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$743,030,457

Gross unrealized appreciation	$4,238,880
Gross unrealized depreciation	(68,689,974)

Net unrealized depreciation	$(64,451,094)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$531,146,959	$—	$531,146,959
Common Stocks	—	2,969,654 *	—	2,969,654
Precious Metals	6,873,905	—	—	6,873,905
Currency Call Options Purchased	—	173,841	—	173,841
Currency Put Options Purchased	—	132,365	—	132,365
Put Options Purchased	3,320	—	—	3,320
Short-Term Investments -
Foreign Government Securities	—	59,444,705	—	59,444,705
U.S. Treasury Obligations	—	17,903,391	—	17,903,391
Repurchase Agreements	—	36,510,712	—	36,510,712
Other	—	23,420,511	—	23,420,511
Total Investments	$6,877,225	$671,702,138	$—	$678,579,363
Forward Foreign Currency Exchange Contracts	$—	$4,098,599	$—	$4,098,599
Swap Contracts	—	17,843,712	—	17,843,712
Futures Contracts	454,885	—	—	454,885
Total	$7,332,110	$693,644,449	$—	$700,976,559

Liability Description
Securities Sold Short	$—	$(35,874,678)	$—	$(35,874,678)
Forward Foreign Currency Exchange Contracts	—	(6,336,196)	—	(6,336,196)
Swap Contracts	—	(5,644,989)	—	(5,644,989)
Futures Contracts	(127,697)	—	—	(127,697)
Currency Call Options Written	—	(1,002)	—	(1,002)
Currency Put Options Written	—	(591,567)	—	(591,567)
Total	$(127,697)	$(48,448,432)	$—	$(48,576,129)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At July 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	September 23, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 23, 2013